Offerings	Feb. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.000001 par value per share, reserved for issuance pursuant to the Registrant's 2025 Incentive Award Plan
Amount Registered | shares	19,036,925
Proposed Maximum Offering Price per Unit	24.53
Maximum Aggregate Offering Price	$ 466,975,770.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 64,489.36
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock which become issuable under the Registrant’s 2025 Incentive Award Plan (the “2025 Plan”) and the Registrant’s 2024 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Class A common stock.
(2) Reflects an automatic annual increase on January 1, 2026 to the number of shares of the Registrant’s Class A common stock reserved for issuance under the 2025 Plan, which annual increase is provided for in the 2025 Plan.
(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act on the basis of $24.53 per share, which represents the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Market on February 23, 2026.
(6) The Registrant does not have any fee offsets.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.000001 par value per share, reserved for issuance pursuant to the Registrant's 2024 Employee Stock Purchase Plan
Amount Registered | shares	4,328,144
Proposed Maximum Offering Price per Unit	20.86
Maximum Aggregate Offering Price	$ 90,285,083.84
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,468.38
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock which become issuable under the Registrant’s 2025 Incentive Award Plan (the “2025 Plan”) and the Registrant’s 2024 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Class A common stock.
(4) Reflects an automatic annual increase on January 1, 2026 to the number of shares of the Registrant’s Class A common stock reserved for issuance under the ESPP, which annual increase is provided for in the ESPP.
(5) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, and based on 85% of $24.53 per share, which represents the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Market on February 23, 2026. Pursuant to the ESPP, the purchase price of the shares of the Registrant’s Class A common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of the Registrant’s Class A common stock on the first trading day of the offering period or on the last trading day of each purchase period.
(6) The Registrant does not have any fee offsets.